Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Profit or Loss and Assets for Reportable Segment
The following tables present information about profit, or loss, significant expenses, other segment items and assets for each reportable segment:

	For the fiscal years ended December 31,
	2025	2024	2023
Revenues:
Brazil	$1,770,301	$1,768,311	$1,701,547
NOLAD	1,266,129	1,225,751	1,132,912
SLAD	1,641,829	1,476,100	1,497,419
Total revenues	$4,678,259	$4,470,162	$4,331,878

Significant expenses (a)
Company-operated restaurant expenses
Brazil	$(1,405,674)	$(1,338,301)	$(1,301,637)
NOLAD	(1,071,262)	(1,048,552)	(962,214)
SLAD	(1,384,283)	(1,277,019)	(1,270,959)
Total Company-operated restaurant expenses	$(3,861,219)	$(3,663,872)	$(3,534,810)

Franchised restaurants-occupancy expenses
Brazil	$(57,406)	$(54,089)	$(54,031)
NOLAD	$(10,764)	(11,020)	(10,465)
SLAD	$(12,131)	(9,754)	(9,243)
Total Franchised restaurants-occupancy expenses	$(80,301)	$(74,863)	$(73,739)

General and administrative expenses
Brazil	$(60,248)	$(54,007)	$(58,608)
NOLAD	(56,262)	(50,197)	(48,188)
SLAD	(59,220)	(54,169)	(51,973)
Total reportable segments	(175,730)	(158,373)	(158,769)
Corporate (i)	(94,522)	(89,990)	(104,118)
Total General and administrative expenses	$(270,252)	$(248,363)	$(262,887)

Other segment items
Brazil	$111,801	$18,088	$12,906
NOLAD	3,019	274	3,319
SLAD	(6,098)	(1,466)	(4,864)
Total reportable segments	108,722	16,896	11,361
Corporate	—	140	501
Total Other segment items (a) (b)	$108,722	$17,036	$11,862

Adjusted EBITDA:
Brazil	$358,774	$340,002	$300,177
NOLAD	130,860	116,256	115,364
SLAD	180,097	133,692	160,380
Total reportable segments	669,731	589,950	575,921
Corporate	(94,522)	(89,850)	(103,617)
Total adjusted EBITDA	$575,209	$500,100	$472,304
(a) Depreciation and amortization are not included within the significant expenses and other segment items.

(b) Other segment items include results related to recovery of taxes, restaurant transactions, rental income of excess properties, accrual for contingencies, results from equity method investments, write-offs of inventory and other miscellaneous items.

	For the fiscal years ended December 31,
	2025	2024	2023
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$575,209	$500,100	$472,304

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(197,257)	(177,354)	(149,268)
Gains from sale and insurance recovery of property and equipment	2,641	5,486	2,030
Write-offs of long-lived assets	(6,557)	(2,650)	(8,401)
Impairment of long-lived assets	(922)	(1,067)	(2,626)
Reorganization and optimization plan	(8,721)	—	—
Operating income	364,393	324,515	314,039
(Less) Plus:
Net interest expense and other financing results	(13,660)	(47,238)	(32,275)
(Loss) gain from derivative instruments	(3,078)	941	(13,183)
Foreign currency exchange results	(4,859)	(15,063)	10,774
Other non-operating expenses, net	(1,484)	(3,873)	(1,238)
Income tax expense, net	(128,728)	(109,903)	(95,702)
Net income attributable to non-controlling interests	(468)	(620)	(1,141)
Net income attributable to Arcos Dorados Holdings Inc.	$212,116	$148,759	$181,274

	For the fiscal years ended December 31,
	2025	2024	2023
Depreciation and amortization:
Brazil	$76,984	$70,868	$68,249
NOLAD	58,551	50,481	41,195
SLAD	54,036	46,432	32,302
Total reportable segments	189,571	167,781	141,746
Corporate and others (i)	7,686	9,573	7,522
Total depreciation and amortization	$197,257	$177,354	$149,268

Property and equipment expenditures:
Brazil	$120,442	$108,140	$121,913
NOLAD	64,477	99,140	113,823
SLAD	96,309	120,301	122,616
Others	122	55	1,745
Total property and equipment expenditures	$281,350	$327,636	$360,097

	As of December 31,
	2025	2024
Total assets:
Brazil	$1,634,041	$1,164,179
NOLAD	1,072,288	959,403
SLAD	958,777	822,342
Total reportable segments	3,665,106	2,945,924
Corporate and others (i)	318,257	40,366
Purchase price allocation (ii)	(97,519)	(93,636)
Total assets	$3,885,844	$2,892,654

(i)Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2025, corporate assets primarily include cash and cash equivalents, short-term investments and derivative instruments. As of December 31, 2024, corporate assets primarily include cash and cash equivalents, short-term investments and lease right of use.
(ii)Relates to the purchase price allocation adjustment made at corporate level, which reduces the accounting value of our long-lived assets (excluding Lease right of use) and goodwill. As of December 31, 2025 and 2024, primarily related with the reduction of goodwill.

Schedule of Revenue and Long-Lived Assets, by Geographical Area	The following table presents information about revenues by geographic area for fiscal years ended December 31, 2025, 2024 and 2023:

	For the fiscal years ended December 31,
	2025	2024	2023
Revenues:
Brazil	$1,770,301	$1,768,311	$1,701,547
Argentina	697,834	600,298	683,231
Mexico	481,170	447,388	394,528
Other countries	1,728,954	1,654,165	1,552,572
Total revenues	$4,678,259	$4,470,162	$4,331,878
The following table presents information about long-lived assets by geographic area as of December 31, 2025, and 2024:

	As of December 31,
	2025	2024
Long-lived assets
Brazil	$456,726	$370,419
Mexico	204,451	168,588
Chile	142,159	108,675
Argentina	123,091	117,206
Other countries	382,305	362,154
Total long-lived assets	$1,308,732	$1,127,042